UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2019

Date of reporting period: October 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 101.8%

	Shares	Value

Australia — 5.0%

Aristocrat Leisure	1,050	$19,704

CSL	80	10,651

Dexus Property Group ‡	1,140	8,234

Harvey Norman Holdings	1,680	3,795

LendLease Group	670	8,351

Macquarie Group	260	21,579

Rio Tinto	150	8,115

Santos	2,090	9,827

		90,256

Austria — 0.5%

OMV	160	8,903

Belgium — 0.7%

UCB	150	12,603

Brazil — 0.2%

TIM Participacoes ADR	250	3,868

Canada — 2.5%

Canadian Imperial Bank of Commerce	230	19,862

CGI Group, Cl A *	100	6,176

Dollarama	195	5,393

National Bank of Canada	300	13,618

		45,049

Denmark — 0.3%

Novo Nordisk, Cl B	120	5,190

Finland — 2.0%

Neste	80	6,593

Nokia	2,150	12,176

UPM-Kymmene	530	17,054

		35,823

France — 9.9%

ArcelorMittal	260	6,491

Atos	183	15,707

AXA	770	19,309

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

France — (continued)

BioMerieux	120	$9,161

Kering	20	8,916

Klepierre ‡	570	19,368

LVMH Moet Hennessy Louis Vuitton	46	14,005

Peugeot	680	16,197

Safran	310	40,045

STMicroelectronics	330	5,016

Thales	110	14,079

TOTAL	80	4,708

Valeo	150	4,851

		177,853

Germany — 6.5%

Allianz	100	20,891

Bayer	94	7,216

Continental	71	11,737

Covestro	375	24,261

Deutsche Lufthansa	300	6,035

Deutsche Telekom	460	7,552

HOCHTIEF	90	13,354

SAP	140	15,010

TUI	390	6,475

United Internet	110	4,558

		117,089

Hong Kong — 4.6%

BOC Hong Kong Holdings	1,500	5,604

China Shenhua Energy	3,000	6,794

CK Asset Holdings	1,000	6,491

CK Hutchison Holdings	500	5,034

Fosun International	3,000	4,376

Galaxy Entertainment Group *	1,000	5,407

Hang Seng Bank	800	18,731

Nine Dragons Paper Holdings	3,000	2,862

Power Assets Holdings	1,500	10,013

Weichai Power	5,000	4,941

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)

WH Group	17,000	$11,901

		82,154

Ireland — 0.5%

Smurfit Kappa Group	290	9,453

Israel — 2.5%

Bank Leumi Le-Israel	1,080	6,742

Check Point Software Technologies *	225	24,974

Nice *	60	6,362

Taro Pharmaceutical Industries *	70	6,966

		45,044

Italy — 0.9%

Fiat Chrysler Automobiles *	1,020	15,539

Japan — 25.4%

AGC	200	6,576

Alfresa Holdings	300	8,016

Asahi Group Holdings	300	13,209

Astellas Pharma	400	6,193

Brother Industries	500	9,177

Central Japan Railway	100	19,187

Dai-ichi Life Holdings	300	5,679

Daiwa House Industry	100	3,021

Fuji Electric	200	6,133

Hitachi	800	24,546

Honda Motor	300	8,617

Hoya	600	34,106

Kajima	1,000	12,904

Kao	400	26,697

KDDI	800	19,955

Kirin Holdings	1,200	28,699

Lion	500	9,394

MEIJI Holdings	100	6,647

MINEBEA MITSUMI *	200	3,061

Mitsubishi	800	22,547

Mitsubishi Chemical Holdings	600	4,685

Mitsubishi Gas Chemical	500	8,424

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

Japan — (continued)

Nexon *	800	$9,118

Nippon Telegraph & Telephone	100	4,210

Obayashi	1,200	10,603

ORIX	900	14,684

Shimizu	1,000	8,118

Shionogi	500	32,047

Sompo Holdings	200	8,295

Sony	300	16,325

Sumitomo	1,300	19,742

Sumitomo Chemical	2,000	10,032

Suzuki Motor	200	10,015

Teijin	400	6,948

Tokyo Electron	100	13,901

Tosoh	500	6,616

		458,127

Luxembourg — 0.5%

Ternium ADR	310	9,870

Netherlands — 4.5%

ABN AMRO Group (A)	660	16,221

ING Groep	380	4,511

Koninklijke Ahold Delhaize	1,680	38,495

NXP Semiconductors	130	9,749

Randstad	225	11,353

		80,329

Norway — 1.1%

DNB	230	4,162

Equinor	630	16,390

		20,552

Singapore — 1.2%

Genting Singapore	4,000	2,541

United Overseas Bank	1,100	19,361

		21,902

South Korea — 1.9%

KB Financial Group ADR	335	13,920

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)

Samsung Electronics GDR	11	$10,232

SK Telecom	40	9,407

		33,559

Spain — 3.5%

Aena	110	17,586

Red Electrica	940	19,484

Repsol	1,460	26,169

		63,239

Sweden — 2.6%

Atlas Copco, Cl A	380	9,410

Volvo, Cl B	2,450	36,624

		46,034

Switzerland — 6.8%

Adecco Group	70	3,429

Nestle	240	20,284

Novartis	204	17,873

Partners Group Holding	15	10,686

Roche Holding	178	43,318

Swiss Life Holding	56	21,140

Swisscom	13	5,956

		122,686

United Kingdom — 16.3%

3i Group	3,180	35,696

Barclays	6,050	13,340

Berkeley Group Holdings	120	5,370

Carnival	365	19,889

Diageo	440	15,233

GlaxoSmithKline	580	11,203

Glencore	1,380	5,624

HSBC Holdings	800	6,594

Legal & General Group	7,800	25,074

Lloyds Banking Group	37,600	27,500

Nomad Foods *	370	7,067

Persimmon	560	16,420

RELX	830	16,444

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

United Kingdom — (continued)

Royal Dutch Shell, Cl B	790	$25,901

Smith & Nephew	470	7,651

Taylor Wimpey	4,450	9,186

Tesco	4,000	10,906

Unilever	515	27,295

WPP	700	7,951

		294,344

United States — 1.9%

Autohome *	240	17,371

ICON *	60	8,285

Teva Pharmaceutical Industries *	440	8,791

		34,447

TOTAL COMMON STOCK (Cost $1,845,109)		1,833,913

EXCHANGE TRADED FUND — 1.1%

iShares MSCI EAFE ETF (Cost $18,501)	317	19,800

TOTAL INVESTMENTS— 102.9% (Cost $1,863,610)		$1,853,713

Percentages are based on total Net Assets of $1,801,271.

‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2018, the value of these securities amounted to $16,221, representing 0.9% of the net assets of the Fund.

ADR	American Depositary Receipt
Cl	Class
EAFE	Europe, Asia, Far East
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

As of October 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

THE ADVISORS’ INNER CIRCLE FUND III	SGA INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2018 (UNAUDITED)

For the period ended October 31, 2018, there were transfers between Level 1 and Level 2 assets. For the period ended October 31, 2018, there were no Level 3 transfers.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

SGA-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 28, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 28, 2018